SHARE-BASED COMPENSATION - Compensation expense recognized for restricted ordinary shares (Details) - CNY (¥)			12 Months Ended
	Oct. 19, 2018	Jun. 08, 2018	Dec. 31, 2018
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	¥ 8,935,076
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	¥ 10,535,229	¥ 33,537,572
Restricted ordinary shares
SHARE-BASED COMPENSATION
Total share-based compensation expenses			¥ 226,242,279
Restricted ordinary shares | Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses			18,371,203
Restricted ordinary shares | General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses		¥ 173,156,580	¥ 207,871,076